Related Party Transactions (Details Narrative) - USD ($)				12 Months Ended
	Jun. 09, 2019	Aug. 16, 2018	Jun. 28, 2018	Jul. 31, 2019	Jul. 31, 2018
Proceeds from issuance of promissory note					$ 500,000
Principal amount		$ 500,000
Accrued interest		$ 4,000
Debt conversion converted into stock		1,120,633
Net product sales				1,909,000	1,774,000
Payments to acquire SDC based products				6,000	15,000
SwabPlus Inc [Member]
Rent Payable				2,333
Intercon Chemical Company [Member]
Net product sales				5,000	8,000
Payments to acquire SDC based products				540,000	575,000
Payable to related parties				65,000	86,000
Accounts receivable
Intercon Chemical Company [Member] | Manufacturing Supply Agreement [Member]
Related party description	We entered into an initial five-year manufacturing supply agreement with Intercon Chemical Company (ICC) with a three-year renewal term option (the "Manufacturing Supply Agreement"). The agreement consists of manufacturing, packaging, and distribution of PURE's SDC-based products
Tom Y. Lee [Member]
Proceeds from issuance of promissory note			$ 500,000
Debt instrument term			1 year
Debt instrument interest rate			6.50%